FT Vest Emerging Markets Buffer ETF - September Investment Objectives and Goals - FT Vest Emerging Markets Buffer ETF - September	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest Emerging Markets Buffer ETF – September (TSEP)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest Emerging Markets Buffer ETF – September (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares MSCI Emerging Markets ETF (the “Underlying ETF”), up to a predetermined upside cap of 27.73% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from September 21, 2026 through September 17, 2027.